Employee Benefit Plans (Details) - Schedule of projected plan assets	10 Months Ended
Dec. 31, 2021 USD ($)
Schedule of projected plan assets [Abstract]
Beginning fair value of plan assets
Actual return on plan assets	5,835
Contributions by the Company	73,448
Contributions by plan participants	64,954
Transfers in	931,257
Foreign currency exchange rates changes	7,520
Ending fair value of plan assets	$ 1,083,014